Basis of Presentation - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jul. 15, 2024 USD ($)	Dec. 24, 2021	Mar. 30, 2024 USD ($)	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)	Mar. 29, 2025	Jul. 20, 2021 USD ($)	Jul. 08, 2020 USD ($)
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum			$ 8,500
Net cash (used in) provided by operating activities from continuing operations			200	$ 6,900	$ (18,600)
Net Income Loss			$ 4,600	$ 7,400	$ 1,300
Working capital ratio			0.96
Loan From Investment Of Quebec One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value			$ 4,300
Working capital ratio			1.01
Working capital ratio to be maintained as per guidelines			0.97
Investissement Québec [Member]
Organization And Description Of Business [Line Items]
Working capital ratio			1.01					1.01
Term Loan From Investment Quebec [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value								$ 10,000
Long term debt duration								6 years
Term Loan From Investment Quebec [Member] | Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Debt instrument, unused borrowing capacity, amount			$ 4,900
Term Loan From Investment Quebec [Member] | New Ten Year Loan One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value							$ 4,300
Other loans payable long term non current			4,200
Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum	$ 8,500
Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Maturity date of utilization of financial support	Jul. 31, 2025
Subsequent Event [Member] | Loan From Investment Of Quebec One [Member]
Organization And Description Of Business [Line Items]
Working capital ratio to be maintained as per guidelines						0.9
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility minimum excess availability			$ 8,500
Senior Secured Revolving Credit Facility [Member] | Wells Fargo Canada Corporation [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity		2022-10
Senior Secured Revolving Credit Facility [Member] | Wells Fargo Canada Corporation [Member] | Amendment To Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity		2026-12
Term Loan Facility [Member] | SLR Credit Solutions [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity		2022-10
Term Loan Facility [Member] | SLR Credit Solutions [Member] | Amendment To Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity		2026-12
Amended Credit Facility And Amended Term Loan [Member]
Organization And Description Of Business [Line Items]
Working capital ratio minimum			1.01
Amended Credit Facility And Amended Term Loan [Member] | Subsequent Event [Member] | Mangrove Holding S A Shareholders [Member]
Organization And Description Of Business [Line Items]
Line of credit facility, remaining borrowing capacity	$ 1,000
Line of credit facility, interest rate during period	15.00%
Mangrove Holding S A [Member] | Subsequent Event [Member]
Organization And Description Of Business [Line Items]
Line of credit facility minimum excess availability	$ 8,500
Amount of financial support from debtors	$ 3,750
Maturity date of utilization of financial support	Jul. 31, 2025